Share Capital - Additional Information (Details)		12 Months Ended
	May 28, 2024 USD ($) shares	Sep. 30, 2024 USD ($) Vote $ / shares shares	Apr. 23, 2024 $ / shares shares	Sep. 30, 2023 USD ($)
Disclosure of share capital [line items]
Share capital | $		$ 9,853		$ 5,790
Shares authorized			500,000,000
Par value per share | $ / shares			$ 0.0001
Ordinary shares, vote per share | Vote		1
Increase to merger reserve | $		$ 12,838,970		$ 12,838,970
New shares issued under FPA		99,793
Warrants outstanding on expiry		26,437,500
Warrants exercise price | $		$ 230
Warrants reserve settled | $	$ 345,218
Warrants issued		26,437,500
Major Ordinary share Transactions
Disclosure of share capital [line items]
Warrants outstanding on expiry	3,421,469
Ordinary Shares
Disclosure of share capital [line items]
Authorized share capital | $		$ 50,000
Shares authorized		25,000,000
Par value per share | $ / shares		$ 0.002
Warrants outstanding on expiry	171,073